BORROWINGS - Long-term Future Principal Repayments (Details)	Dec. 31, 2020 CNY (¥)
BORROWINGS
2021	¥ 681,591,988
2022	417,713,309
2023	85,121,622
2024	2,026,179,912
2025	2,001,306,822
Thereafter	2,771,214,164
Total	¥ 7,983,127,817